Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ (4,908)	$ (95)
State
Deferred
Federal	(600,500)	(20)
State
Change in valuation allowance	605,408	115
Income tax provision expense